THE GLENMEDE FUND, INC.
                                  (THE "FUND")

                      SUPPLEMENT DATED AS OF JUNE 30, 2005
                                       TO
                       INTERNATIONAL PORTFOLIO PROSPECTUS
                             dated February 27, 2005


THE  PAST  ONE  YEAR,  FIVE  YEARS,   AND  TEN  YEARS  "RETURN  AFTER  TAXES  ON
DISTRIBUTIONS" AND THE PAST ONE YEAR AND FIVE YEAR "RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES" HAVE BEEN REVISED. ACCORDINGLY, THE PORTFOLIO'S "AVERAGE ANNUAL TOTAL RETURNS" TABLE ON PAGE 5 IS RESTATED AND REPLACED AS FOLLOWS:


THE PORTFOLIO'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2004

     The table shows how the Portfolio's average annual total returns for one, five and ten years compare to those of selected market indices.

     After-tax returns for the Portfolio are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

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
------------------------------------------------------------    --------------------------------------------------------------
The MSCI(R) EAFE(R) Index is an unmanaged capitalization                                        Past 1    Past 5       Past 10
weighted composite portfolio consisting of equity total                                         Year      Years        Years
returns of companies in Australia, New Zealand, Europe and      --------------------------------------------------------------
the Far East.                                                   INTERNATIONAL PORTFOLIO
The LipperSM International Fund Index is comprised of the
30 largest funds in the Lipper International Fund               Return Before Taxes.............22.13%       2.79%    9.25%
classification.  This classification consists of funds that
invest in securities whose primary trading markets are          Return After Taxes
outside the United States.                                      on Distributions................21.96%       2.02%    7.83%

It is not possible to invest directly in an index.              Return After Taxes on
------------------------------------------------------------    Distributions and Sale of       15.07%       2.06%    7.35%
                                                                Fund Shares.....................
                                                                --------------------------------------------------------------
                                                                MSCI EAFE  Index (1)            20.25%      (1.13)%   5.62%
                                                                --------------------------------------------------------------
                                                                Lipper International Fund       18.60%     (0.89)%     7.20%
                                                                Index (1)
                                                                --------------------------------------------------------------

                                                                1 Reflects no deduction for fees, expenses or taxes.
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